Income taxes - Valuation Allowance, Reconciliation to Statutory Rate, Effect of Tax Holiday (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended									36 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2016 CNY (¥)
Movement in valuation allowance
PRC enterprise income tax (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Effect of permanent differences:
Share based compensation and other permanent difference (as a percent)	2.59%	2.59%	2.78%	2.78%	4.50%	4.50%
Effect of tax holiday (as a percent)	(8.38%)	(8.38%)	(7.54%)	(7.54%)	(8.35%)	(8.35%)
Difference of tax rates of subsidiaries outside of China (as a percent)	(5.43%)	(5.43%)	(0.25%)	(0.25%)	(0.08%)	(0.08%)
Effect of tax rate change (as a percent)	9.54%	9.54%	(3.06%)	(3.06%)	24.30%	24.30%
Withholding tax for dividend distribution (as a percent)	0.23%	0.23%
Intra-group investment disposal income subject to tax	1.31%	1.31%			12.28%	12.28%
Valuation allowance (as a percent)	(10.23%)	(10.23%)	3.46%	3.46%	(43.54%)	(43.54%)
Total (as a percent)	14.63%	14.63%	20.39%	20.39%	14.11%	14.11%
Preferential income tax rate as an ANTE	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Aggregate amount and per share effect of the tax holiday
The aggregate amount of effect | $	$ 70,653		$ 58,194		$ 43,405
Per share effect-basic (in dollars per share) | $ / shares	$ 0.30		$ 0.24		$ 0.18
Per share effect-diluted (in dollars per share) | $ / shares	$ 0.30		$ 0.24		$ 0.18
Deferred tax assets
Movement in valuation allowance
Balance at beginning of the year		¥ 483,649		¥ 456,925		¥ 683,341				¥ 683,341
Allowance made during the year		128,605		119,448		40,619
Reversals and utilization		(214,860)		(92,724)		(267,035)
Written off		(23,601)
Balance at end of the year		373,793		483,649		¥ 456,925	¥ 683,341			¥ 373,793
Reversal of valuation allowance		¥ 147,630		¥ 61,722